CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
Supplemental Consolidating Balance Sheet

As at December 31, 2015 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.4	$7.6	$0.3	$–	$8.3
Accounts receivable	2.7	182.4	–	–	185.1
Inventories	–	256.2	–	–	256.2
Prepaids and other	1.9	3.6	–	–	5.5
Assets held for sale	–	1.5	–	–	1.5
	5.0	451.3	0.3	–	456.6
Property, plant and equipment	291.4	165.5	–	–	456.9
Advances to related companies	256.7	478.1	1.1	(735.9)	–
Investments, net of equity in related companies	253.6	–	–	(253.6)	–
Other assets	3.8	1.8	–	–	5.6
	$810.5	$1,096.7	$1.4	$(989.5)	$919.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$20.0	$224.2	$0.3	$–	$244.5
Current portion of long-term debt	2.8	0.4	–	–	3.2
	22.8	224.6	0.3	–	247.7
Long-term debt	416.9	77.7	–	–	494.6
Advances from related companies	479.1	255.6	1.2	(735.9)	–
Employee future benefits	4.7	262.4	–	–	267.1
Other long-term obligations	3.7	22.7	–	–	26.4
	927.2	843.0	1.5	(735.9)	1,035.8
Equity (Deficiency)
Shareholders’ equity (deficiency)
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	(284.5)	170.8	10.4	(181.2)	(284.5)
Accumulated other comprehensive income (loss)	22.9	(16.8)	–	16.8	22.9
Predecessor equity (deficiency)	–	99.7	(10.5)	(89.2)	–
	(116.7)	253.7	(0.1)	(253.6)	(116.7)
	$810.5	$1,096.7	$1.4	$(989.5)	$919.1

Supplemental Consolidating Balance Sheet

As at December 31, 2014 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.7	$10.0	$0.2	$–	$10.9
Accounts receivable	0.5	110.4	–	–	110.9
Inventories	–	155.5	–	–	155.5
Prepaids and other	3.3	1.3	–	–	4.6
Assets held for sale	–	1.5	–	–	1.5
	4.5	278.7	0.2	–	283.4
Property, plant and equipment	297.6	81.7	–	–	379.3
Advances to related companies	226.0	434.3	0.9	(661.2)	–
Investments, net of equity in related companies	167.9	–	–	(167.9)	–
Other assets	5.0	1.0	–	–	6.0
	$701.0	$795.7	$1.1	$(829.1)	$668.7
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.4	$121.7	$0.2	$–	$137.3
Current portion of long-term debt	2.8	0.2	–	–	3.0
	18.2	121.9	0.2	–	140.3
Long-term debt	325.0	1.1	–	–	326.1
Advances from related companies	435.2	224.9	1.1	(661.2)	–
Employee future benefits	14.9	267.5	–	–	282.4
Other long-term obligations	3.3	12.2	–	–	15.5
	796.6	627.6	1.3	(661.2)	764.3
Equity (Deficiency)
Shareholders’ equity (deficiency)
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	(235.1)	86.9	10.3	(97.2)	(235.1)
Accumulated other comprehensive income (loss)	(5.4)	(18.5)	–	18.5	(5.4)
Predecessor equity (deficiency)	–	99.7	(10.5)	(89.2)	–
	(95.6)	168.1	(0.2)	(167.9)	(95.6)
	$701.0	$795.7	$1.1	$(829.1)	$668.7

Supplemental Consolidating Balance Sheet

As at December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$1.3	$10.6	$0.2	$–	$12.1
Accounts receivable	0.9	115.6	–	–	116.5
Inventories	–	140.2	–	–	140.2
Prepaids and other	0.6	3.9	–	–	4.5
Assets held for sale	–	5.7	–	–	5.7
	2.8	276.0	0.2	–	279.0
Property, plant and equipment	326.9	83.7	1.6	–	412.2
Advances to related companies	226.9	359.1	(1.4)	(584.6)	–
Investments, net of equity in related companies	152.9	–	–	(152.9)	–
Other assets	–	8.9	–	–	8.9
	$709.5	$727.7	$0.4	$(737.5)	$700.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.7	$103.8	$0.2	$–	$119.7
Current portion of long-term debt	2.0	–	–	–	2.0
	17.7	103.8	0.2	–	121.7
Long-term debt	301.8	–	–	–	301.8
Advances from related companies	359.6	224.5	0.5	(584.6)	–
Employee future benefits	12.6	242.3	–	–	254.9
Other long-term obligations	4.9	3.9	–	–	8.8
	696.6	574.5	0.7	(584.6)	687.2
Equity
Shareholders’ equity
Common stock	144.9	–	–	–	144.9
Retained earnings (deficit)	(162.8)	40.3	10.2	(50.5)	(162.8)
Accumulated other comprehensive income (loss)	30.8	13.2	–	(13.2)	30.8
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	12.9	153.2	(0.3)	(152.9)	12.9
	$709.5	$727.7	$0.4	$(737.5)	$700.1

CONSOLIDATED BALANCE SHEETS

(In millions of Canadian dollars)

	Successor					Predecessor
	As at December 31,				As at September 30,	As at December 31,
	2015	2014	2013	2012	2012	2011
Assets
Current assets
Cash and cash equivalents	$8.3	$10.9	$12.1	$16.6	$12.2	$25.1
Restricted cash	–	–	–	0.7	3.7	–
Accounts receivable	185.1	110.9	116.5	114.0	140.8	134.9
Inventories	256.2	155.5	140.2	125.0	131.5	146.9
Prepaids and other	5.5	4.6	4.5	8.9	13.0	20.0
Assets held for sale	1.5	1.5	5.7	34.3	56.2	–
	456.6	283.4	279.0	299.5	357.4	326.9
Property, plant and equipment	456.9	379.3	412.2	611.6	614.1	386.3
Goodwill	–	–	–	56.7	56.7	–
Other assets	5.6	6.0	8.9	11.0	11.9	24.4
	$919.1	$668.7	$700.1	$978.8	$1,040.1	$737.6
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$244.5	$137.3	$119.7	$113.8	$97.5	$174.5
Current portion of long-term debt	3.2	3.0	2.0	6.6	6.7	466.8
Liabilities associated with assets held for sale	–	–	–	15.2	14.8	–
	247.7	140.3	121.7	135.6	119.0	641.3
Long-term debt	494.6	326.1	301.8	422.0	458.9	375.5
Employee future benefits	267.1	282.4	254.9	289.7	300.4	305.7
Other long-term obligations	26.4	15.5	8.8	8.9	9.0	19.2
Deferred income taxes/deferred credits	–	–	–	–	–	13.2
	1,035.8	764.3	687.2	856.2	887.3	1,354.9
Equity (Deficiency)
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9	144.9	144.9	1,035.2
Additional paid-in-capital	–	–	–	–	–	16.6
Deficit	(284.5)	(235.1)	(162.8)	(35.2)	–	(1,556.0)
Accumulated other comprehensive income (loss)	22.9	(5.4)	30.8	6.6	–	(89.4)
	(116.7)	(95.6)	12.9	116.3	144.9	(593.6)
Non-controlling interest (deficit)	–	–	–	6.3	7.9	(23.7)
	(116.7)	(95.6)	12.9	122.6	152.8	(617.3)
	$919.1	$668.7	$700.1	$978.8	$1,040.1	$737.6

Schedule of Condensed Income Statement [Table Text Block]
Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2015 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,991.1	$–	$–	$1,991.1
Operating expenses
Cost of sales, excluding depreciation and amortization	17.9	1,864.5	–	–	1,882.4
Depreciation and amortization	32.8	28.6	–	–	61.4
Selling, general and administrative	18.4	39.8	–	–	58.2
Restructuring	–	1.8	–	–	1.8
Impairment and other closure costs	–	–	–	–	–
	69.1	1,934.7	–	–	2,003.8
Operating earnings (loss)	(69.1)	56.4	–	–	(12.7)
Interest expense, net	(21.8)	(27.7)	0.1	–	(49.4)
Foreign exchange loss on long-term debt	(57.7)	–	–	–	(57.7)
Equity earnings in Partnership	93.6	–	–	(93.6)	–
Other income, net	5.6	27.8	–	9.6	43.0
Income (loss) before income taxes	(49.4)	56.5	0.1	(84.0)	(76.8)
Income tax recovery	–	27.4	–	–	27.4
Net earnings (loss) attributable to the company	$(49.4)	$83.9	$0.1	$(84.0)	$(49.4)

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2014 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,109.3	$–	$–	$1,109.3
Operating expenses
Cost of sales, excluding depreciation and amortization	17.6	1,010.6	–	–	1,028.2
Depreciation and amortization	34.7	9.9	–	–	44.6
Selling, general and administrative	18.9	14.1	–	–	33.0
Restructuring	–	0.5	–	–	0.5
Impairment and other closure costs	14.6	1.9	–	–	16.5
	85.8	1,037.0	–	–	1,122.8
Operating earnings (loss)	(85.8)	72.3	–	–	(13.5)
Interest expense, net	(16.2)	(19.3)	–	–	(35.5)
Foreign exchange loss on long-term debt	(24.1)	–	–	–	(24.1)
Equity earnings in Partnership	57.3	–	–	(57.3)	–
Other income (expense), net	(3.5)	(6.0)	0.1	10.6	1.2
Income (loss) before income taxes	(72.3)	47.0	0.1	(46.7)	(71.9)
Income tax expense	-	0.4	–	–	0.4
Net earnings (loss) attributable to the company	$(72.3)	$46.6	$0.1	$(46.7)	$(72.3)

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,051.4	$5.6	$(5.6)	$1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	17.5	957.7	1.3	(5.6)	970.9
Depreciation and amortization	36.7	8.7	1.6	–	47.0
Selling, general and administrative	18.2	15.0	–	–	33.2
Restructuring	0.9	0.3	–	–	1.2
Impairment and other closure costs	86.9	–	–	–	86.9
	160.2	981.7	2.9	(5.6)	1,139.2
Operating earnings (loss)	(160.2)	69.7	2.7	–	(87.8)
Interest expense, net	(17.7)	(17.6)	(2.1)	–	(37.4)
Foreign exchange loss on long-term debt	(18.8)	–	–	–	(18.8)
Equity earnings in Partnership	60.7	–	–	(60.7)	–
Other income (expense), net	6.8	(18.3)	14.2	12.2	14.9
Earnings (loss) before reorganization items and income taxes	(129.2)	33.8	14.8	(48.5)	(129.1)
Reorganization items, net	(1.2)	–	–	–	(1.2)
Income (loss) before income taxes	(130.4)	33.8	14.8	(48.5)	(130.3)
Income tax expense (recovery)	-	0.1	(0.2)	0.2	0.1
Earnings (loss) from continuing operations	(130.4)	33.7	15.0	(48.7)	(130.4)
Earnings from discontinued operations, net of tax	3.1	3.1	–	(3.1)	3.1
Net earnings (loss)	(127.3)	36.8	15.0	(51.8)	(127.3)
Net earnings attributable to non-controlling interest	(0.3)	–	–	–	(0.3)
Net earnings (loss) attributable to the company	$(127.6)	$36.8	$15.0	$(51.8)	$(127.6)

CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)

(In millions of Canadian dollars)
	Successor				Predecessor
	Year ended December 31,			Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2015	2014	2013	2012	2012	2011
Sales	$1,991.1	$1,109.3	$1,051.4	$260.5	$797.7	$1,079.7
Operating expenses
Cost of sales, excluding depreciation and amortization	1,882.4	1,028.2	970.9	245.6	718.0	970.7
Depreciation and amortization	61.4	44.6	47.0	12.9	23.4	105.5
Selling, general and administrative	58.2	33.0	33.2	7.7	26.2	40.3
Restructuring	1.8	0.5	1.2	–	5.3	5.9
Impairment and other closure costs	–	16.5	86.9	–	–	661.8
	2,003.8	1,122.8	1,139.2	266.2	772.9	1,784.2
Operating earnings (loss)	(12.7)	(13.5)	(87.8)	(5.7)	24.8	(704.5)
Interest expense, net	(49.4)	(35.5)	(37.4)	(11.6)	(60.3)	(73.2)
Foreign exchange gain (loss) on long-term debt	(57.7)	(24.1)	(18.8)	(3.2)	24.0	(9.7)
Other income (expense), net	43.0	1.2	14.9	0.1	(2.6)	(2.1)
Loss before reorganization items and income taxes	(76.8)	(71.9)	(129.1)	(20.4)	(14.1)	(789.5)
Reorganization items, net	–	–	(1.2)	(3.2)	666.9	–
Income (loss) before income taxes	(76.8)	(71.9)	(130.3)	(23.6)	652.8	(789.5)
Income tax expense (recovery)	(27.4)	0.4	0.1	0.2	(1.1)	(8.4)
Earnings (loss) from continuing operations	(49.4)	(72.3)	(130.4)	(23.8)	653.9	(781.1)
Gain (loss) from discontinued operations, net of tax	–	–	3.1	(12.9)	(3.6)	(195.5)
Net earnings (loss)	(49.4)	(72.3)	(127.3)	(36.7)	650.3	(976.6)
Net (earnings) loss attributable to non-controlling interest	–	–	(0.3)	1.5	(31.9)	2.6
Net earnings (loss) attributable to the Company	$(49.4)	$(72.3)	$(127.6)	$(35.2)	$618.4	$(974.0)

Schedule of Condensed Cash Flow Statement [Table Text Block]
Supplemental Consolidating Statement of Cash Flows

For the year ended December 31, 2015 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided by operating activities	$61.6	$15.6	$0.2	$(84.0)	$(6.6)
Investing
Additions to property, plant and equipment	(26.6)	(7.9)	–	–	(34.5)
Proceeds from sale of property, plant and equipment	5.0	–	–	–	5.0
Acquisition of Biron and Rumford	–	(73.9)	-	-	(73.9)
Cash flows used by investing activities	(21.6)	(81.8)	–	–	(103.4)
Financing
Increase (decrease) in advances to related companies	(72.5)	(11.4)	(0.1)	84.0	–
Increase in revolving loan	12.5	75.2	–	–	87.7
Proceeds from (repayment of) Term Loan	(2.0)	–	–	–	(2.0)
Proceeds from issuance of secured Offered Notes	23.7	–	–	–	23.7
Deferred financing costs	(1.4)	–	–	–	(1.4)
Decrease in other long-term debt	(0.6)	–	–	–	(0.6)
Cash flows provided (used) by financing activities	(40.3)	63.8	(0.1)	84.0	107.4
Cash and cash equivalents, increase (decrease) in the period	(0.3)	(2.4)	0.1	–	(2.6)
Cash and cash equivalents, beginning of period	0.7	10.0	0.2	–	10.9
Cash and cash equivalents, end of period	$0.4	$7.6	$0.3	$–	$8.3

Statement of Cash Flows

For the year ended December 31, 2014 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided by operating activities	$13.2	$64.9	$–	$(56.8)	$21.3
Investing
Additions to property, plant and equipment	(14.0)	(7.9)	–	–	(21.9)
Proceeds from sale of property, plant and equipment	–	4.4	–	–	4.4
Proceeds from sale of non-core assets	0.2	0.1	–	–	0.3
Increase (decrease) in other assets	(5.4)	3.4	–	–	(2.0)
Cash flows used by investing activities	(19.2)	–	–	–	(19.2)
Financing
Increase (decrease) in advances to related companies	8.7	(65.5)	–	56.8	–
Increase in revolving loan	18.8	–	–	–	18.8
Proceeds from secured term loan	18.5	–	–	–	18.5
Redemption of Floating Rate Note	(21.8)	–	–	–	(21.8)
Purchase of long-term debt	(14.5)	–	–	–	(14.5)
Deferred financing costs	(2.3)	–	–	–	(2.3)
Decrease in other long-term debt	(2.0)	–	–	–	(2.0)
Cash flows provided (used) by financing activities	5.4	(65.5)	–	56.8	(3.3)
Cash and cash equivalents, decrease in the period	(0.6)	(0.6)	–	–	(1.2)
Cash and cash equivalents, beginning of period	1.3	10.6	0.2	–	12.1
Cash and cash equivalents, end of period	$0.7	$10.0	$0.2	$–	$10.9

Supplemental Consolidating Statement of Cash Flows

For the year ended December 31, 2013 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operating activities	$52.5	$34.3	$(22.9)	$(71.4)	$(7.5)
Investing
Additions to property, plant and equipment	(16.5)	(6.7)	(0.2)	–	(23.4)
Proceeds from sale of property, plant and equipment	–	0.8	–	–	0.8
Proceeds from sale of non-core assets	6.6	(7.3)	39.9	12.2	51.4
Decrease in restricted cash	0.7	2.4	–	–	3.1
Increase (decrease) in other assets	0.2	(0.7)	–	–	(0.5)
Cash flows provided (used) by investing activities	(9.0)	(11.5)	39.7	12.2	31.4
Financing
Increase (decrease) in advances to related companies	(12.7)	(23.0)	(23.5)	59.2	–
Decrease in revolving loan	(13.4)	–	–	–	(13.4)
Purchase of Floating Rate Notes	(15.8)	–	–	–	(15.8)
Decrease in long-term debt	(1.1)	–	–	–	(1.1)
Cash flows provided (used) by financing activities	(43.0)	(23.0)	(23.5)	59.2	(30.3)
Cash and cash equivalents, increase (decrease) in the period	0.5	(0.2)	(6.7)	–	(6.4)
Cash and cash equivalents, beginning of period	0.8	10.8	6.9	–	18.5
Cash and cash equivalents, end of period	$1.3	$10.6	$0.2	$–	$12.1

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In millions of Canadian dollars)
	Successor				Predecessor
	Years ended December 31,			Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2015	2014	2013	2012	2012	2012
Cash flows provided (used) by:
Operations
Net earnings (loss)	$(49.4)	$(72.3)	$(127.3)	$(36.7)	$650.3	$(976.6)
Items not requiring (providing) cash:
Depreciation and amortization	61.4	44.6	47.0	12.9	23.4	112.4
Impairment and other closure costs	–	16.5	86.9	8.2	3.3	823.6
Deferred income taxes	(26.7)	–	–	0.1	(0.7)	(7.6)
Settlement gain on special pension portability election	–	–	(2.6)	–	–	–
Foreign exchange loss (gain) on long-term debt	57.7	24.1	18.8	3.2	(24.0)	9.7
Non-cash reorganization items	–	–	0.5	2.4	(707.4)	–
Non-cash interest on compromised notes	–	–	–	–	48.4	–
Employee future benefits, expense over (under) cash contributions	(6.7)	(8.8)	(7.0)	(3.4)	(8.4)	(8.0)
Decrease in other long-term obligations	1.0	(0.4)	(0.2)	(0.1)	–	(3.1)
Loss (gain) on disposal of property, plant and equipment	(2.6)	–	(0.6)	0.4	(6.7)	(0.1)
Gain on disposal of non-core assets	–	(2.4)	(12.3)	–	–	–
Gain on purchase of U.S. mills	(43.9)	–	–	–	–	–
Other	0.1	4.0	4.1	0.2	2.6	(1.8)
Changes in non-cash working capital	2.5	16.0	(14.8)	64.9	(24.8)	(20.0)
Cash flows provided (used) by operating activities	(6.6)	21.3	(7.5)	52.1	(44.0)	(71.5)
Investing
Additions to property, plant and equipment	(34.5)	(21.9)	(23.4)	(10.4)	(12.2)	(19.7)
Proceeds from sale of property, plant and equipment	5.0	4.4	0.8	0.8	11.5	1.2
Acquisition of Biron and Rumford	(73.9)
Proceeds from sale of non-core assets	–	0.3	51.4	–	–	–
Decrease (increase) in restricted cash		–	3.1	3.4	(6.4)	–
Decrease (increase) in other assets	–	(2.0)	(0.5)	–	3.7	0.8
Cash flows provided (used) by investing activities	(103.4)	(19.2)	31.4	(6.2)	(3.4)	(17.7)
Financing
Share issue costs	–	–	–	–	(0.2)	–
Increase (decrease) in revolving loan	87.7	18.8	(13.4)	(40.0)	16.0	48.0
Repayment of long-term debt	–	–	–	–	–	(25.8)
Purchase of long-term debt	–	(14.5)	(15.8)	–	–	–
Proceeds from (repayment of) Term Loan	(2.0)	18.5	–	–	–	–
Redemption of Floating Rate Notes	–	(21.8)	–	–	–	–
Proceeds on issuance of senior secured notes	–	–	–	–	33.1	–
Proceeds from issuance of secured Offered Notes	23.7	–	–	–	–	–
Deferred financing costs	(1.4)	(2.3)	–	–	(9.3)	(2.4)
DIP financing costs	–	–	–	–	(3.8)	–
Decrease in other long-term debt	(0.6)	(2.0)	(1.1)	–	(0.9)	(0.9)
Cash flows provided (used) by financing activities	107.4	(3.3)	(30.3)	(40.0)	34.9	18.9
Cash and cash equivalents, increase (decrease) in the year	(2.6)	(1.2)	(6.4)	5.9	(12.5)	(70.3)
Cash and cash equivalents, beginning of year	10.9	12.1	18.5	12.6	25.1	95.4
Cash and cash equivalents, end of year	$8.3	$10.9	$12.1	$18.5	$12.6	$25.1

Schedule of Other Financial and Operational Information [Table Text Block]
OTHER FINANCIAL AND OPERATIONAL INFORMATION

(In millions of Canadian dollars, except where otherwise stated)

	Successor				Predecessor
	Year ended December 31,			Three months ended December 31,	Nine months ended September 30,	Years ended December 31,
	2015	2014	2013	2012	2012	2011
Selected financial information
Adjusted EBITDA [1,10]	$48.7	$47.6	$46.1	$7.2	$48.2	$62.8
Adjusted EBITDA margin [2]	2.4%	4.3%	4.4%	2.8%	6.0%	5.8%
Weighted average common shares outstanding (in millions)	14.5	14.5	14.5	14.4	381.9	381.9
Basic and diluted earnings (loss) per share (in dollars) from continuing operations	$(3.41)	$(4.99)	$(9.01)	$(1.55)	$1.63	$(2.04)
Basic and diluted earnings (loss) per share (in dollars) from discontinued operations	–	–	0.21	(0.89)	(0.01)	(0.51)
Working capital [3]	$210.6	$144.6	$153.6	$151.4	$203.7	$152.4
Current assets to current liabilities [3]	1.86	2.05	2.28	2.33	3.09	1.87
Total debt to total capitalization [4,5]	130.6%	140.9%	95.9%	78.7%	76.3%	338.7%
Net debt to net capitalization [6,7]	131.3%	143.0%	95.8%	78.0%	75.8%	365.5%
Common shares outstanding at end of period (in millions)	14.5	14.5	14.5	14.5	14.4	381.9
Book value per share (in dollars)	$(8.05)	$(6.59)	$0.89	$8.46	$10.61	$(1.62)
Average spot rate (US$/CDN$) [8]	0.782	0.905	0.971	1.009	0.998	1.011
Share prices
High	$7.50	$3.50	$2.76	$ N/A	$ N/A	$0.55
Low	2.01	1.35	1.00	N/A	N/A	0.02
Close	2.40	3.04	1.35	N/A	N/A	0.03
Benchmark prices [9]
SC-A paper, 35 lb. (US$ per ton)	$775	$781	$811	$835	$835	$836
LWC paper, No. 5, 40 lb. (US$ per ton)	805	798	864	898	859	900
Telephone directory paper, 22.1 lb. (US$ per ton)	730	730	750	770	770	735
Newsprint 48.8 gsm, average West Coast delivery (US$ per tonne)	520	603	598	618	614	622
NBSK pulp, China delivery (US$ per tonne)	644	733	700	662	669	834
Sales (000 tonnes)
Coated printing papers	937	194	189	51	145	179
Uncoated printing papers	426	508	573	156	460	659
Newsprint	346	347	283	66	198	205
Pulp	345	340	328	74	251	308

1	Adjusted EBITDA is a Non-GAAP Measure. Refer to the Non-GAAP Measures section in Management’s Discussion and Analysis.
2	Adjusted EBITDA margin is defined as adjusted EBITDA as a percentage of sales.
3	Working capital and current assets to current liabilities, for these purposes, exclude current portion of long-term debt.
4	Total debt comprises long-term debt, including current portion.
5	Total capitalization comprises total debt and shareholders’ equity.
6	Net debt comprises total debt less cash on hand.
7	Net capitalization comprises net debt and shareholders’ equity.
8	Average spot rate is the average Bank of Canada noon spot rate over the reporting period.
9	Benchmark selling prices are sourced from RISI.
10	For adjusted EBITDA before specific items, refer to the Non-GAAP Measures section in Management’s Discussion and Analysis.